UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                  FORM 13F-HR
                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2011

Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.): [ ] is a restatement
                                   [x] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:              Credo Capital Management, LLC
Address:           225 E. Redwood Street, 2nd Floor
                   Baltimore, MD  21202

Form 13F File Number: 28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Melanie H. Mendoza
Title:  Chief Compliance Officer
Phone:  (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD          May 4, 2011
[Signature]                       [City, State]            [Date]

Report Type (Check only one):
[x]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F information Table Entry Total: 110

Form 13F Information Table Value Total: 610,773

List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.


NONE

FORM 13F INFORMATION TABLE



                                                                                                                Voting Authority
                                                       Value    Shares/ Sh/ Put/ Invstmt  Other         -------------------
Name of Issuer               Title of class CUSIP      (x$1000) Prn Amt Prn Call Dscretn  Managers      Sole  Shared   None
--------------               -------------- -----      -------- ------- --- ---- -------  --------      ----  ------   ----

Acuity Brands Inc.           COM            00508Y102   1066     18230 SH          Sole                                18230
Alexion Pharmaceuticals I    COM            015351109  10778    109219 SH          Sole                    65851       43368
Alpha Natural Resources I    COM            02076X102  10538    177492 SH          Sole                   106990       70502
American Public Education    COM            02913V103    843     20836 SH          Sole                                20836
Ameron International Corp    COM            030710107    565      8090 SH          Sole                                 8090
Bed Bath & Beyond Inc.       COM            075896100   9422    195199 SH          Sole                   117559       77640
BioMarin Pharmaceutical I    COM            09061G101   6061    241179 SH          Sole                   145389       95790
Blue Nile Inc.               COM            09578R103    753     13939 SH          Sole                                13939
Buffalo Wild Wings Inc.      COM            119848109    818     15020 SH          Sole                                15020
Carrizo Oil & Gas Inc.       COM            144577103  11342    307114 SH          Sole                   166972      140142
Catalyst Health Solutions    COM            14888B103   8203    146670 SH          Sole                    74990       71680
Cavium Networks Inc.         COM            14965A101    998     22211 SH          Sole                                22211
Cepheid                      COM            15670R107    763     27237 SH          Sole                                27237
Chart Industries Inc.        COM            16115Q308   1075     19535 SH          Sole                                19535
Children's Place Retail S    COM            168905107   9971    200103 SH          Sole                   113035       87068
Cogent Communications Gro    COM            19239V302    753     52800 SH          Sole                                52800
Coherent Inc.                COM            192479103   1131     19455 SH          Sole                                19455
Coinstar Inc.                COM            19259P300   8216    178919 SH          Sole                    97008       81911
Computer Programs & Syste    COM            205306103    766     11914 SH          Sole                                11914
Comstock Resources Inc.      COM            205768203    877     28346 SH          Sole                                28346
Constant Contact Inc.        COM            210313102   1190     34100 SH          Sole                                34100
Crown Holdings Inc.          COM            228368106  10631    275553 SH          Sole                   166111      109442
DG Fastchannel Inc.          COM            23326R109   1231     38200 SH          Sole                                38200
DTS Inc.                     COM            23335C101    657     14087 SH          Sole                                14087
Deckers Outdoor Corp.        COM            243537107  10114    117397 SH          Sole                    70770       46627
Digital Realty Trust Inc.    COM            253868103  11060    190237 SH          Sole                   114676       75561
Dr Pepper Snapple Group I    COM            26138E109  10053    270526 SH          Sole                   163073      107453
Dresser-Rand Group Inc.      COM            261608103   9176    171129 SH          Sole                   103139       67990
Dupont Fabros Technology     COM.           26613Q106    970     40003 SH          Sole                                40003
Elizabeth Arden Inc.         COM            28660G106   1039     34630 SH          Sole                                34630
EnerSys Inc.                 COM            29275Y102    995     25020 SH          Sole                                25020
Equinix Inc.                 COM            29444U502   9845    108063 SH          Sole                    65143       42920
Evercore Partners Inc.       COM            29977A105    662     19320 SH          Sole                                19320
Finisar Corp.                COM            31787A507    815     33111 SH          Sole                                33111
Forward Air Corp.            COM            349853101    818     26710 SH          Sole                                26710
Great Lakes Dredge & Dock    COM            390607109    783    102593 SH          Sole                               102593
Green Mountain Coffee Roa    COM            393122106  13229    204748 SH          Sole                   123429       81319
Greenhill & Co.              COM            395259104   8620    131022 SH          Sole                    78987       52035
HMS Holdings Corp.           COM            40425J101   9076    110890 SH          Sole                    66852       44038
Harman International Indu    COM            413086109   9714    207474 SH          Sole                   125078       82396
Helix Energy Solutions Gr    COM            42330P107   1142     66385 SH          Sole                                66385
Hhgregg Inc.                 COM            42833L108    307     22925 SH          Sole                                22925
IPC The Hospitalist Co. I    COM            44984A105   1128     24830 SH          Sole                                24830
Illumina Inc.                COM            452327109   9978    142397 SH          Sole                    85843       56554
Insulet Corp.                COM            45784P101   1016     49280 SH          Sole                                49280
Iron Mountain Inc.           COM            462846106   8227    263445 SH          Sole                   158827      104618
K12 Inc.                     COM            48273U102    796     23630 SH          Sole                                23630
Kaydon Corp.                 COM            486587108   9952    253932 SH          Sole                   143440      110492
Koppers Holdings Inc.        COM            50060P106   1051     24620 SH          Sole                                24620
Legg Mason Inc.              COM            524901105  10492    290721 SH          Sole                   175256      115465
Littelfuse Inc.              COM            537008104    846     14820 SH          Sole                                14820
Luminex Corp.                COM            55027E102    836     44550 SH          Sole                                44550
MEMC Electronic Materials    COM            552715104  10693    825097 SH          Sole                   497408      327689
MF Global Ltd.               COM            55277J108  10881    314618 SH          Sole                   731071      583547
Manitowoc Co.                COM            563571108  12769    583600 SH          Sole                   319871      263729
Manpower Inc.                COM            56418H100   9496    151012 SH          Sole                    91034       59978
Marten Transport Ltd.        COM            573075108    635     28470 SH          Sole                                28470
Maxwell Technologies Inc.    COM            577767106    785     45460 SH          Sole                                45460
Medidata Solutions Inc.      COM            58471A105    787     30770 SH          Sole                                30770
Meritor, Inc.                COM            59001K100   7938    467782 SH          Sole                   281959      185823
Meru Networks Inc.           COM            59047Q103    580     28537 SH          Sole                                28537
MetroPCS Communications I    COM            591708102   8080    497543 SH          Sole                   299895      197648
Microsemi Corp.              COM            595137100  10644    513933 SH          Sole                   289487      224446
Modine Manufacturing Co.     COM            607828100    757     46898 SH          Sole                                46898
Mohawk Industries Inc.       COM            608190104   9888    161701 SH          Sole                    97469       64232
Monro Muffler Brake Inc.     COM            610236101    747     22654 SH          Sole                                22654
Moog Inc.                    COM            615394202   8968    195336 SH          Sole                   117771       77565
Motricity Inc.               COM            620107102    734     48815 SH          Sole                                48815
Navistar International Co    COM            63934E108  11712    168925 SH          Sole                   101839       67086
NetSuite Inc.                COM            64118Q107    823     28310 SH          Sole                                28310
Nordstrom Inc.               COM            655664100  10083    224666 SH          Sole                   135406       89260
ON Semiconductor Corp.       COM            682189105   8575    868798 SH          Sole                   523811      344987
OPNET Technologies Inc.      COM            683757108   1072     27501 SH          Sole                                27501
Old Dominion Freight Line    COM            679580100  10281    292982 SH          Sole                   176501      116481
Onyx Pharmaceuticals Inc.    COM            683399109   1050     29860 SH          Sole                                29860
Par Pharmaceutical Cos. I    COM            69888P106    589     18950 SH          Sole                                18950
Parametric Technology Cor    COM            699173209   9940    441953 SH          Sole                   266393      175560
Peet's Coffee & Tea Inc.     COM            705560100    945     19660 SH          Sole                                19660
Pegasystems Inc.             COM            705573103  11813    311351 SH          Sole                   172324      139027
Phillips-Van Heusen Corp.    COM            718592108  10584    162754 SH          Sole                    98119       64635
Polycom Inc.                 COM            73172K104  10511    202712 SH          Sole                   122217       80495
Power Intergrations Inc.     COM            739276103    691     18030 SH          Sole                                18030
Quality Systems Inc.         COM            747582104   6928     83128 SH          Sole                    50098       33030
RBC Bearings Inc.            COM            75524B104    940     24578 SH          Sole                                24578
Rackspace Hosting Inc.       COM            750086100   9264    216194 SH          Sole                   130386       85808
RealD Inc.                   COM            75604L105    901     32940 SH          Sole                                32940
RightNow Technologies Inc    COM            76657R106   1026     32795 SH          Sole                                32795
Robert Half International    COM            770323103   9521    311151 SH          Sole                   187577      123574
Rovi Corp.                   COM            779376102   9343    174149 SH          Sole                   104980       69169
Royal Caribbean Cruises L    COM            V7780T103   9879    239426 SH          Sole                   144324       95102
Rubicon Technology Inc.      COM            78112T107   1075     38846 SH          Sole                                38846
Rue21 Inc.                   COM            781295100    769     26710 SH          Sole                                26710
SPX Corp.                    COM            784635104   9168    115480 SH          Sole                    69625       45855
Salix Pharmaceuticals Ltd    COM            795435106   9681    276372 SH          Sole                   150460      125912
Semtech Corp.                COM            816850101  10247    409540 SH          Sole                   246963      162577
Silicon Laboratories Inc.    COM            826919102   8359    193462 SH          Sole                   105950       87512
Smart Balance Inc.           COM            83169Y108    536    116680 SH          Sole                               116680
Sourcefire Inc.              COM            83616T108    889     32329 SH          Sole                                32329
Stifel Financial Corp.       COM            860630102  12333    171792 SH          Sole                    94444       77348
Superior Energy Services     COM            868157108  11191    272960 SH          Sole                   164572      108388
Temple-Inland Inc.           COM            879868107   9486    405394 SH          Sole                   244423      160971
Trinity Industries Inc.      COM            896522109  13339    363755 SH          Sole                   219289      144466
Ultimate Software Group I    COM            90385D107   1113     18950 SH          Sole                                18950
Ultratech Inc.               COM            904034105    801     27260 SH          Sole                                27260
Urban Outfitters Inc.        COM            917047102   7503    251514 SH          Sole                   151621       99893
Valspar Corp.                COM            920355104  10631    271905 SH          Sole                   163951      107954
Volcano Corp.                COM            928645100    870     33970 SH          Sole                                33970
W.W. Grainger Inc.           COM            384802104   7612     55290 SH          Sole                    33332       21958
Wesco International Inc.     COM            95082P105  12531    200500 SH          Sole                   120820       79680
athenahealth Inc.            COM            04685W103  10396    230346 SH          Sole                   126896      103450
REPORT SUMMARY              110 DATA RECORD           610773           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED